Investments in Associates	12 Months Ended
Dec. 31, 2020
Investments in Associates [Abstract]
INVESTMENTS IN ASSOCIATES
6.	INVESTMENTS IN ASSOCIATES

The Group holds 32.7% equity ownership interest in companies registered in Lebanon as shown below, the investments in associated companies are accounted for using the equity method:

	Country of	Ownership
	incorporation	2020	2019
Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Movement on investments in associates is as follows:

	2020	2019
	USD ‘000	USD ‘000

Opening balance	13,062	13,438
Share of associated companies’ financial results	(79)	(6)
Investment properties fair value adjustment	(1,902)	(496)
Reversal of provision for contingent liabilities	502	126
Share of loss from associates	(1,479)	(376)
	11,583	13,062

The following tables include summarized information of the Group’s investments in associates for each year presented.

This information is presented on a 100% basis and reflects the adjustments made by the Group to the associated companies’ own results in applying the equity method of accounting. Adjustments to the carrying amounts are recognized for changes in the Group’s proportionate interests in the associates arising from changes in the associates’ equity that have not been recognized in the associates’ profit or loss. Changes include those arising from the revaluation of investment properties of the associates and provisions related to the income tax and social security contingencies that may arise on the associates.

	2020
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Current assets	102	40	85	935	1,162
Non-current assets	4,328	3,290	4,694	28,932	41,244
Current liabilities	(1,816)	(2,209)	(403)	(2,555)	(6,983)
Net assets	2,614	1,121	4,376	27,312	35,423
The Group’s share of net assets	855	367	1,431	8,930	11,583

	2019
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Current assets	62	49	61	780	952
Non-current assets	4,970	3,782	5,405	33,355	47,512
Current liabilities	(1,791)	(2,209)	(381)	(2,607)	(6,988)
Non-current liabilities	(136)	(162)	(90)	(1,147)	(1,535)
Net assets	3,105	1,460	4,995	30,381	39,941
The Group’s share of net assets	1,016	477	1,634	9,935	13,062

The following table includes summarized information of the Group’s share of loss from associates for years 2020, 2019 and 2018.

	2020
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	47	4	41	750	842
Net loss	(492)	(340)	(620)	(3,071)	(4,523)
The Group’s share of loss	(161)	(111)	(203)	(1,004)	(1,479)

	2019
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	72	61	112	1,038	1,283
Net loss	(207)	(115)	(98)	(730)	(1,150)
The Group’s share of loss	(67)	(38)	(32)	(239)	(376)

	2018
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	135	69	166	1,166	1,536
Net loss	(245)	(240)	(237)	(1,986)	(2,708)
The Group’s share of loss	(80)	(79)	(77)	(650)	(886)

The associates’ main business is investing in investment properties located in Beirut, Lebanon. The investment properties of the associates are stated at fair value to bring the associated companies’ accounting policies in line with that of the Group’s. The fair values of the investment properties have been determined by management and in doing so, management has considered valuation performed by third party specialist. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The unit of comparison applied by the Group is the price per square meter (sqm) which represents the significant unobservable input used in the valuation process.

All the investment properties generated rental income during the current year and the prior years.

The sensitivity of the Group’s consolidated statement of income for the years 2020 and 2019 to the change in the price used for the valuation of the investment properties owned by the associates was as follows:

	%	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD ‘000	USD ‘000
31 December 2020	+/-20	1,773	(1,773)
31 December 2019	+/-20	7,269	(7,269)